Convertible Note (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Note [Abstract]
Schedule of Converted Into Common Stock	The following table presents a roll forward of the fair value of the Notes in the year ended December 31, 2022:
December 31, 2022
Fair value at the beginning of the period	$—
Additions	1,847
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period	$—
The following table presents a roll forward of the fair value of the Notes in the year ended December 31, 2022:
December 31, 2022
Fair value at the beginning of the period	$—
Additions	1,847
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period	$—